DEPOSITS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2013 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2014 Foreign Deposits [Member] EUR (€)	Dec. 31, 2013 Foreign Deposits [Member] EUR (€)
Deposits Liabilities Balance Sheet Reported Amounts Details [Line Items]
Public sector		€ 2,996,000,000	€ 3,143,000,000	€ 2,932,000,000	€ 2,618,000,000	€ 64,000,000	€ 525,000,000
Private sector:
Corporations		10,956,000,000	10,372,000,000	5,046,000,000	5,185,000,000	5,910,000,000	5,187,000,000
Individuals		47,130,000,000	45,685,000,000	34,246,000,000	34,361,000,000	12,884,000,000	11,324,000,000
Interbank		16,820,000,000	22,975,000,000	14,667,000,000	20,915,000,000	2,153,000,000	2,060,000,000
Total interest bearing deposits	86,954,000,000	77,902,000,000	82,175,000,000	56,891,000,000	63,079,000,000	21,011,000,000	19,096,000,000
Public sector		348,000,000	418,000,000	228,000,000	313,000,000	120,000,000	105,000,000
Private sector:
Corporations		1,906,000,000	1,593,000,000	885,000,000	657,000,000	1,021,000,000	936,000,000
Individuals		1,283,000,000	1,291,000,000	92,000,000	143,000,000	1,191,000,000	1,148,000,000
Interbank		73,000,000	117,000,000	45,000,000	78,000,000	28,000,000	39,000,000
Total non-interest bearing deposits	4,030,000,000	3,610,000,000	3,419,000,000	1,250,000,000	1,191,000,000	2,360,000,000	2,228,000,000
Public sector		3,344,000,000	3,561,000,000	3,160,000,000	2,931,000,000	184,000,000	630,000,000
Private sector:
Corporations		12,862,000,000	11,965,000,000	5,931,000,000	5,842,000,000	6,931,000,000	6,123,000,000
Individuals		48,413,000,000	46,976,000,000	34,338,000,000	34,504,000,000	14,075,000,000	12,472,000,000
Interbank		16,893,000,000	23,092,000,000	14,712,000,000	20,993,000,000	2,181,000,000	2,099,000,000
Total deposits	90,984,000,000	81,512,000,000	85,594,000,000	58,141,000,000	64,270,000,000	23,371,000,000	21,324,000,000
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).		89,590,000
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		136,000,000	268,000,000
Interest bearing deposits with scheduled maturities in excess of one year.		690,000,000	555,000,000
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		16,000,000	282,000,000
Gains / (Losses) included in Net trading gains / loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		(1,000,000)	5,000,000
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		14,240,000,000	20,700,000,000
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits			€ 0